INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED May 7, 2021 TO THE PROSPECTUSES
AND THE STATEMENT OF ADDITIONAL INFORMATION
DATED november 25, 2020 OF:
Invesco High Yield Bond Factor ETF (IHYF)
(the “Fund”)
Sash Sarangi no longer serves as Portfolio Manager of the Fund. Accordingly, all information and references related to Mr. Sarangi are hereby removed from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.
Please Retain This Supplement For Future Reference.
P-IHYF-SUMSTATSAI-SUP 050721